PAGE 1
                                 SECURITIES AND EXCHANGE COMMISSION

                                       Washington, D.C.  20549

                                              Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____

Post-Effective Amendment No.   29   (File No. 2-66868)          X

                                               and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No.   30   (No. 811-3003)                             X


IDS TAX-FREE MONEY FUND, INC.
IDS Tower 10, Minneapolis, MN  55440-0534

Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
     immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
     60 days after filing pursuant to paragraph (a) x on Feb. 28, 1997 pursuant to paragraph (a)(i) of rule 485
     75 days after filing pursuant to paragraph (a)(ii) on (date) pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section 24-f of the Investment Company Act of 1940. Registrants' Rule 24f-2 Notice for its most recent fiscal year will be filed on or about Feb. 28, 1997.

PAGE 2
Cross reference sheet showing the location in its prospectus and the Statement of Additional Information of the information called for by the items enumerated in Parts A and B of Form N-1A.

Negative answers omitted from prospectus are so indicated.

          PART A                                                     PART B

                  Section                                                     Section in
  Item No.        in Prospectus                               Item No.        Statement of Additional Information
     1            Cover page of prospectus                      10           Cover page of SAI

     2(a)         Sales charge and Fund expenses                11           Table of Contents
      (b)         The Fund in brief
      (c)         The Fund in brief                             12           NA

     3(a)         Financial highlights                          13(a)        Additional Investment Policies; all
      (b)         NA                                                           appendices except Dollar-Cost Averaging
      (c)         Performance                                     (b)        Additional Investment Policies
      (d)         Financial highlights                            (c)        Additional Investment Policies
                                                                  (d)        Security Transactions
     4(a)         The Fund in brief; Investment policies and
                    risks; How the Fund is organized            14(a)        Board members and officers of the Fund;**
      (b)         Investment policies and risks                                Board members and officers
      (c)         Investment policies and risks                   (b)        Board members and Officers
                                                                  (c)        Board members and Officers
     5(a)         Directors and officers; Directors and
                    officers of the Fund (listing)              15(a)        NA
      (b)(i)      Investment manager                              (b)        NA
                  About American Express Financial                (c)        Board members and Officers
                    Corporation -- General Information
      (b)(ii)     Investment manager                            16(a)(i)     How the Fund is organized; About American
      (b)(iii)    Investment manager                                           Express Financial Corporation**
      (c)         Portfolio manager                               (a)(ii)    Agreements: Investment Management Services
      (d)         Administrator and transfer agent                              Agreement, Plan and Agreement
      (e)         Administrator and transfer agent                              of Distribution
      (f)         Distributor                                     (a)(iii)   Agreements: Investment Management Services Agreement
      (g)         Investment manager                              (b)        Agreements: Investment Management Services Agreement
                    About American Express Financial              (c)        NA
                    Corporation -- General Information            (d)        Agreements: Administrative Services
                                                                               Agreement, Shareholder Service Agreement
    5A(a)         *                                               (e)        NA
      (b)         *                                               (f)        Agreements: Distribution Agreement
                                                                  (g)        NA
     6(a)         Shares; Voting rights                           (h)        Custodian; Independent Auditors
      (b)         NA                                              (i)        Agreements:  Transfer Agency Agreement; Custodian
      (c)         NA
      (d)         Voting rights                                 17(a)        Security Transactions
      (e)         Cover page; Special shareholder services        (b)        Brokerage Commissions Paid to Brokers Affiliated
      (f)         Dividends and capital gains distributions;                   with American Express Financial Corporation
                    Reinvestments                                 (c)        Security Transactions
      (g)         Taxes                                           (d)        Security Transactions
      (h)         Alternative sales arrangements                  (e)        Security Transactions

     7(a)         Distributor                                   18(a)        Shares; Voting rights**
      (b)         Valuing Fund shares                             (b)        NA
      (c)         How to purchase, exchange or redeem shares
      (d)         How to purchase shares                        19(a)        Investing in the Fund
      (e)         NA                                              (b)        Valuing Fund Shares; Investing in the Fund
      (f)         Distributor                                     (c)        NA

     8(a)         How to redeem shares                          20           Taxes
      (b)         NA
      (c)         How to purchase shares:  Three ways to invest 21(a)        Agreements: Distribution Agreement
      (d)         How to purchase, exchange or redeem shares:     (b)        Agreements: Distribution Agreement
                    Redemption policies -- "Important..."         (c)        NA

     9            None                                          22(a)        Performance Information (for money market
                                                                               funds only)
                                                                  (b)       Performance Information (for all funds except
                                                                               money market funds)

                                                                23          Financial Statements

*Designates information is located in annual report.
**Designates location in prospectus.
PAGE 3
IDS Tax-Free Money Fund

Prospectus
Feb. 28, 1997

The goal of IDS Tax-Free Money Fund, Inc. is to provide as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal. The Fund invests primarily in short-term bonds and notes issued by or on behalf of state or local governmental units.

An investment in the Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1 per share.

This prospectus contains facts that can help you decide if the Fund is the right investment for you. Read it before you invest and keep it for future reference.

Additional facts about the Fund are in a Statement of Additional Information (SAI), filed with the Securities and Exchange Commission (SEC) and available for reference, along with other related materials, on the SEC Internet web site (http://www.sec.gov). The SAI is incorporated here by reference. For a free copy, contact American Express Shareholder Service.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Please note that the Fund:

o  is not a bank deposit
o  is not federally insured
o  is not endorsed by any bank or government agency
o  is not guaranteed to achieve its goal

American Express Shareholder Service
P.O. Box 534
Minneapolis, MN
55440-0534
612-671-3733
TTY:  800-846-4852

Table of contents


The Fund in brief
       Goal
       Investment policies and risks
       Manager and distributor
       Portfolio manager

Sales charge and Fund expenses

Performance
       Financial highlights
       Yield

Investment policies and risks
       Facts about investments and their risks
       Alternative investment option
       Valuing Fund shares

How to purchase, exchange or redeem shares
       How to purchase shares
       How to exchange shares
       How to redeem shares

Special shareholder services
       Services
       Quick telephone reference

Distributions and taxes
       Dividend and capital gain distributions
       Reinvestments
       Taxes
       How to determine the correct TIN

How the Fund is organized
       Shares
       Voting rights
       Shareholder meetings
       Board members and officers
       Investment manager
       Administrator and transfer agent
       Distributor

About American Express Financial Corporation
       General information

Appendix

       Tax-exempt vs. taxable income

PAGE 5
The Fund in brief

Goal

IDS Tax-Free Money Fund (the Fund) seeks to provide shareholders with as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Because any investment involves risk, achieving this goal cannot be guaranteed. Only shareholders can change the goal.

Investment policies and risks

The Fund is a diversified mutual fund that invests at least 80% of its net assets in short-term debt obligations whose interest is exempt from federal income tax. The Fund invests only in high-quality debt securities such as municipal bonds and notes that the portfolio manager believes present minimal credit risk.

Manager and distributor

The Fund is managed by American Express Financial Corporation
(AEFC), a provider of financial services since 1894. AEFC currently manages more than $__ billion in assets for the IDS MUTUAL FUND GROUP. Shares of the Fund are sold through American Express Financial Advisors Inc., a wholly owned subsidiary of AEFC.

Portfolio manager

Terry Fettig joined AEFC in 1986 and serves as portfolio manager. He has managed this Fund since April 1993. From 1986 to 1992 he was a fixed income securities analyst and from 1992 to 1993 he was an associate portfolio manager. He also serves as portfolio manager of IDS Cash Management Fund and IDS Life Moneyshare Fund and IDS Intermediate Tax-Exempt Fund.

Sales charge and Fund expenses

When you buy shares, you pay no sales charge. Fund operating expenses are paid out of Fund assets. Operating expenses are reflected in the Fund's daily share price and dividends, and are not charged directly to shareholder accounts.

Shareholder transaction expenses
Maximum sales charge on purchases
(as a percent of offering price).................0%

Annual Fund operating expenses
(as a percentage of average daily net assets):
Management fee                                    0.__%
12b-1 fee                                         0.00%
Other expenses*                                   0.__%
Total                                             0.__%

*Other expenses include an administrative services fee and a transfer agency fee.

PAGE 6
Example: Suppose for each year for the next ten years, Fund expenses are as above and annual return is 5%. If you sold your shares at the end of the following years, for each $1,000 invested, you would pay total expenses of:

1 year       3 years      5 years   10 years
$__            $__          $__         $__

This example does not represent actual expenses, past or future.
Actual expenses may be higher or lower than those shown.

Performance

Financial highlights

The information in this table has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

Yield

The Fund's annualized simple yield for the seven days ended Dec.
31, 1996, was ___% and its annualized compound yield was ___%. The Fund calculates annualized simple and compound yields based on a seven-day period.

Past yields should not be considered an indicator of future yields.

Investment policies and risks

Under normal market conditions, the Fund will invest at least 80% of its net assets in short-term debt securities whose interest, in the opinion of bond counsel to the issuer, is wholly exempt from federal income tax. The Fund does not intend to purchase bonds or notes the interest from which is subject to the alternative minimum tax. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 13 months.

The various types of investments the portfolio manager uses to achieve investment performance are described in more detail in the next section and in the SAI.

Facts about investments and their risks

Short-term debt securities: The Fund invests only in short-term debt securities the portfolio manager believes present minimal credit risk. These securities must be rated in one of the two highest categories by national rating services.

Short-term debt securities include variable rate instruments and floating rate instruments, which provide for the periodic adjustment of interest rates so that the market value approximates

PAGE 7
the face amount. Under normal market conditions the Fund will not invest more than 65% of its net assets in variable rate instruments or floating rate instruments. Short-term debt securities also include securities subject to puts to shorten maturities, securities with a series of maturity dates, securities placed in escrow to refund other issues when they become refundable, and municipal lease obligations. The Fund does not intend to invest more than 10% of its net assets in municipal lease obligations. Risks to investors in municipal lease obligations are the likelihood that a municipality may discontinue funding of the leased property, and the general credit quality of the issuing municipality. Many of the securities held by the Fund are supported by credit and liquidity enhancement from third parties, such as banks and other financial institutions. As a result, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund may invest up to 25% of its net assets in each of the following: securities whose issuers are located in the same state; securities paid from revenues of similar types of enterprises; and industrial revenue bonds. In such circumstances, economic, business, political or other changes affecting one bond also may affect other bonds. This could increase market risk.

Securities that are illiquid: A security is illiquid if it cannot be sold quickly in the normal course of business. No more than 10% of the Fund's net assets will be held in illiquid securities.

Money market instruments: If suitable tax-exempt securities are not available, the Fund may invest up to 20% of its net assets in certain taxable investments. They include short-term government securities, bank obligations, commercial paper and repurchase agreements. The interest earned on these investments is not exempt from federal income taxes. There also may be occasions when, as a result of maturities of portfolio securities, heavy sales of Fund shares, or anticipated redemption requests, the Fund may hold cash that is not invested.

The investment policies described above, except for the policies concerning the type and amount of tax-free investments to be held by the Fund, may be changed by the board.

Lending portfolio securities: The Fund may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of the Fund's net assets.

Alternative investment option

In the future, the board of the Fund may determine for operating efficiencies to use a master/feeder structure. Under that structure, the Fund's assets would be invested in an investment company with the same goal as the Fund, rather than invested directly in a portfolio of securities.

PAGE 8
Valuing Fund shares

The NAV is the value of a single Fund share. The NAV is calculated at the close of business, normally 3 p.m. Central time, each business day (any day the New York Stock Exchange is open).

The portfolio securities are valued at amortized cost, which approximates market value, as explained in the SAI. Although the Fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

How to purchase, exchange or redeem shares

How to purchase shares

If you're investing in this Fund for the first time, you'll need to set up an account. Your financial advisor will help you fill out and submit an application. Your application will be accepted only when federal funds (funds of the Federal Reserve System) are available to the Fund, normally within three days of receipt of your application. Once your account is set up, you can choose among several convenient ways to invest.

Important: When opening an account, you must provide AEFC with your correct Taxpayer Identification Number (Social Security or
Employer Identification number).  See "Distributions and taxes."

When you purchase shares for a new or existing account, the price you pay per share is determined at the close of business on the day your investment is received and accepted at the Minneapolis headquarters.

Combining investments: The Fund shares are offered without a sales charge. Unless they were exchanged from a fund subject to a sales charge, the shares are not included for purposes of determining reduced charges for purchases of shares of other funds. For more information about reduced sales charges, see the prospectuses of other publicly offered funds in the IDS MUTUAL FUND GROUP.


Purchase policies:

o Investments must be received and accepted in the Minneapolis headquarters on a business day before 3 p.m. Central time to be included in your account that day and to receive that day's share price. Otherwise, your purchase will be processed the next business day and you will pay the next day's share price.

o The minimums allowed for investment may change from time to time.

o Wire orders can be accepted only on days when your bank, AEFC, the Fund and Norwest Bank Minneapolis are open for business.

PAGE 9
o Wire purchases are completed when wired payment is received and the Fund accepts the purchase.

o AEFC and the Fund are not responsible for any delays that occur in wiring funds, including delays in processing by the bank.

o      You must pay any fee the bank charges for wiring.

o The Fund reserves the right to reject any application for any reason.

                                        Three ways to invest
1
By regular account    Send your check and application              Minimum amounts
                      (or your name and account number             Initial investment: $2,000
                      if you have an established account)          Additional
                      to:                                          investments:     $  100
                      American Express Financial Advisors Inc.     Account balances:   $1,000*
                      P.O. Box 74
                      Minneapolis, MN  55440-0074

                      Your financial advisor will help you
                      with this process.

2
By scheduled          Contact your financial advisor               Minimum amounts
investment plan       to set up one of the following               Initial investment:    $2,000
                      scheduled plans:                             Additional
                                                                   investments:           $100/mo.
                      o  automatic payroll deduction               Account balances:      $1,000

                      o  bank authorization

                      o  direct deposit of
                         Social Security check

                      o  other plan approved by the Fund

3
By wire               If you have an established account,          If this information is not
                      you may wire money to:                       included, the order may be
                                                                   rejected and all money
                      Norwest Bank Minneapolis                     received by the Fund, less
                      Routing No. 091000019                        any costs the Fund or AEFC
                      Minneapolis, MN                              incurs, will be returned
                      Attn:   Domestic Wire Dept.                  promptly.

                      Give these instructions:                     Minimum amounts:
                      Credit IDS Account #00-30-015                Each wire investment: $1,000
                      for personal account # (your
                      account number) for (your name).

*If your account balance falls below $1,000, you will be asked in writing to bring it up to $1,000 or establish a scheduled investment plan.  If you don't do so within 30 days, your shares can be redeemed and the proceeds mailed to you.

How to exchange shares

You can exchange your shares of this Fund for Class A shares of any other publicly offered fund in the IDS MUTUAL FUND GROUP available in your state. If your initial investment was in this Fund, you can exchange shares of this Fund for Class B shares of another fund. For complete information, including fees and expenses, read the prospectus carefully before exchanging into a new fund.

PAGE 10
If your initial investment was in this Fund, and you exchange into a non-money market fund, you will pay an initial sales charge if you exchange into Class A and be subject to a contingent deferred sales charge if you exchange into Class B. If your initial investment was in Class A shares of a non-money market fund and you exchange shares into this Fund, you may exchange that amount, including dividends earned on that amount, without paying a sales charge.

If your exchange request arrives at the Minneapolis headquarters before the close of business, your shares will be redeemed at the net asset value set for that day. The proceeds will be used to purchase new fund shares the same day. Otherwise, your exchange will take place the next business day at that day's net asset value.

For tax purposes, an exchange represents a redemption and purchase and may result in a gain or loss. However, you cannot create a tax loss (or reduce a taxable gain) by exchanging from the Fund within 91 days of your purchase. For further explanation, see the SAI.

How to redeem shares

You can redeem your shares at any time.  American Express
Shareholder Service will mail payment within seven days after receiving your request.

When you redeem shares, the amount you receive may be more or less than the amount you invested. Your shares will be redeemed at net asset value at the close of business on the day your request is accepted at the Minneapolis headquarters. If your request arrives after the close of business, the price per share will be the net asset value at the close of business on the next business day.

A redemption is a taxable transaction. Although the Fund attempts to maintain a stable $1 net asset value, you will have a gain or loss if the Fund's net asset value is more or less than the cost of your shares. This could affect your tax liability.

                      Three ways to request an exchange or redemption of shares
1
By letter                            Include in your letter:
                                     o  the name of the fund(s)
                                     o  your account number(s) (for exchanges, both funds must be registered in the same ownership)
                                     o  your Taxpayer Identification Number (TIN)
                                     o  the dollar amount or number of shares you want to exchange or redeem
                                     o  signature of all registered account owners
                                     o  for redemptions, indicate how you want your money delivered to you
                                     o  any paper certificates of shares you hold

                                     Regular mail:
                                             American Express Shareholder Service
                                             Attn:  Redemptions
                                             P.O. Box 534
                                             Minneapolis, MN  55440-0534

                                     Express mail:
                                             American Express Shareholder Service
                                             Attn:  Redemptions
                                             733 Marquette Ave.
                                             Minneapolis, MN  55402

PAGE 11
2

By phone
American Express Telephone           o  The Fund and AEFC will honor any telephone exchange or redemption request believed to be
Transaction Service:                 authentic and will use reasonable procedures to confirm that they are.  This includes
800-437-3133 or                      asking identifying questions and tape recording calls.  If reasonable
612-671-3800                         procedures are not followed, the Fund or AEFC will be liable for any loss resulting from fraudulent requests.
                                     o  Phone exchange and redemption privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts unless you request these privileges
                                     NOT apply by writing American Express Shareholder Service.  Each registered owner must sign the request.
                                     o  AEFC answers phone requests promptly, but you may experience delays when call volume is high.  If you are unable to get through, use mail procedure as an alternative.
                                     o  Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
                                     o  Phone privileges may be modified or discontinued at any time.

3
By draft

Free drafts are available and can be used just like a check to withdraw $100 or more from your account.  The shares in your account earn dividends until they are redeemed by the Fund to cover your drafts.  Most accounts will automatically receive free drafts.  However, to receive drafts on qualified or custodial business accounts, you must contact American Express
Shareholder Service.  A request form will be supplied and must be signed by each registered owner.  Your draft writing privilege may be modified or discontinued at any time.  If you request a photocopy of a paid draft you will be charged $5 per copy.

Minimum amount
Redemption:    $100

Exchange policies:

o You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

o  Exchanges of Class A shares of other funds in the IDS MUTUAL
FUND GROUP to this Fund will be accepted. Exchanges of Class B shares to this Fund will not be accepted.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is obtained from the secured party.

o AEFC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

PAGE 12
Redemption policies:

o A telephone redemption request will not be allowed within 30 days of a phoned-in address change.

Important: If you request a redemption of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before a check is mailed to you. (A check may be mailed earlier if your bank provides evidence satisfactory to the Fund and AEFC that your check has cleared.)

                                          Three ways to receive payment when you redeem shares

1
By regular or express mail                          o  Mailed to the address on record.
                                                    o  Payable to names listed on the account.

                                                       NOTE:  The express mail delivery charges
                                                       you pay will vary depending on the
                                                       courier you select.

2
By wire                                             o  Minimum wire redemption:  $1,000.
                                                    o  Request that money be wired to your bank.
                                                    o  Bank account must be in the same
                                                       ownership as the IDS fund account.

                                                       NOTE:  Pre-authorization required.  For
                                                       instructions, contact your financial
                                                       advisor or American Express Shareholder Service.

3
By scheduled payout plan                            o  Minimum payment:  $50.
                                                    o  Contact your financial advisor or American Express
                                                       Shareholder Service to set up regular
                                                       payments to you on a monthly, bimonthly,
                                                       quarterly, semiannual or annual basis.
                                                    o  Purchasing new shares while under a payout
                                                       plan may be disadvantageous because of
                                                       the sales charges.

Special shareholder services

Services

To help you track and evaluate the performance of your investments, AEFC provides these services:

Quarterly statements listing all of your holdings and transactions during the previous three months.

Yearly tax statements featuring average-cost-basis reporting of capital gains or losses if you redeem your shares along with distribution information which simplifies tax calculations.

A personalized mutual fund progress report detailing returns on your initial investment and cash-flow activity in your account. It calculates a total return to reflect your individual history in owning Fund shares. This report is available from your financial advisor.

PAGE 13
Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements
National/Minnesota:   800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current Fund prices and performance, account values and recent account transactions
National/Minnesota:   800-272-4445
Mpls./St. Paul area:  671-1630

Distributions and taxes

As a shareholder you are entitled to your share of the Fund's net income and any short-term capital gains realized on its investments. The Fund distributes dividends and capital gain distributions to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Dividend and capital gain distributions

The Fund's net investment income from dividends and interest is distributed to you monthly as dividends. Short-term capital gains are distributed at the end of the calendar year and are included in net investment income. Long-term capital gains are realized whenever a security held for more than one year is sold for a higher price. The Fund will offset any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed at the end of the calendar year as capital gain distribution.

Reinvestments

Dividends are automatically reinvested in additional shares of the Fund, unless:

o you request the Fund in writing or by phone to pay distributions to you monthly in cash, or

o you direct the Fund to invest your distributions monthly in any publicly available IDS fund for which you've previously opened an account. Your purchases may be subject to a sales charge.

PAGE 14
The reinvestment price is the net asset value at close of business on the day the distribution is paid. (Your quarterly statement will confirm the amount invested and the number of shares purchased.)

If you choose cash distributions, you will receive only those declared after your request has been processed.

If the U.S. Postal Service cannot deliver the checks for the cash distributions, we will reinvest the checks into your account at the then-current net asset value and make future distributions in the form of additional shares.

Taxes

Distributions from interest earned on tax-exempt securities are exempt from federal income tax. Distributions must be reported on your income tax returns in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on borrowed money used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

Your Taxpayer Identification Number (TIN) is important. As with any financial account you open, you must list your current and correct Taxpayer Identification Number (TIN) -- either your Social Security or Employer Identification number. The TIN must be certified under penalties of perjury on your application when you open an account at AEFC.

If you don't provide the TIN, or the TIN you report is incorrect, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o      a $50 penalty for each failure to supply your correct TIN

o a civil penalty of $500 if you make a false statement that results in no backup withholding
o      criminal penalties for falsifying information

PAGE 15

You also could be subject to backup withholding because you failed to report interest or dividends on your tax return as required.
How to determine the correct TIN
                                                    Use the Social Security or
For this type of account:                           Employer Identification number
                                                    of:

Individual or joint account                         The individual or individuals
                                                    listed on the account

Custodian account of a minor                        The minor
(Uniform Gifts/Transfers to
Minors Act)

A living trust                                      The grantor-trustee (the person
                                                    who puts the money into the
                                                    trust)

An irrevocable trust, pension                       The legal entity (not the
trust or estate                                     personal representative or
                                                    trustee, unless no legal entity
                                                    is designated in the account
                                                    title)

Sole proprietorship                                 The owner

Partnership                                         The partnership

Corporate                                           The corporation

Association, club or                                The organization
tax-exempt organization

For details on TIN requirements, ask your financial advisor or local American Express Financial Advisors office for federal Form
W-9, "Request for Taxpayer Identification Number and
Certification."

Important: This information is a brief and selective summary of certain federal tax rules that apply to this Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

How the Fund is organized

Shares

The Fund is owned by its shareholders. All shares issued by the Fund are of the same class - capital stock. Par value is one cent per share. Both full and fractional shares can be issued.

The Fund no longer issues stock certificates.

PAGE 16
Voting rights

As a shareholder, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Shares of the Fund have cumulative voting rights.

Shareholder meetings

The Fund does not hold annual shareholder meetings. However, the board members may call meetings at their discretion, or on demand by holders of 10% or more of the outstanding shares, to elect or remove board members.

Board members and officers

Shareholders elect a board that oversees the operations of the Fund and chooses its officers. Its officers are responsible for day-to-day business decisions based on policies set by the board. The board has named an executive committee that has authority to act on its behalf between meetings. The board members serve on the boards of all 47 funds in the IDS MUTUAL FUND GROUP, except for Mr.
Dudley. Mr. Dudley is a board member of all IDS funds except the nine life funds.

Board members and officers of the Fund

President and interested board member

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.

Independent board members

H. Brewster Atwater, Jr.
Former chairman and chief executive officer, General Mills, Inc.

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for Public
Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Melvin R. Laird
Senior counsellor for national and international affairs, The
Reader's Digest Association, Inc.

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

PAGE 17
Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board, The Valspar Corporation.

Interested board members who are officers and/or employees of AEFC

William H. Dudley
Executive vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.

Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Vice president of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.

Other officer

Leslie L. Ogg
Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Refer to the SAI for the board members' and officers' biographies.

Investment manager

The Fund pays AEFC for managing its assets.  Under its Investment
Management Services Agreement that became effective March 20, 1995,
AEFC is paid a fee for these services based on the average daily net assets of the Fund, as follows:

     Assets          Annual rate
     (billions)      at each asset level

     First $1.0      0.310%
     Next   0.5      0.293
     Next   0.5      0.275
     Next   0.5      0.258
     Over   2.5      0.240

For the fiscal year ended Dec. 31, 1996, the Fund paid AEFC a total investment management fee of 0.__% of its average daily net assets.
Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses.

PAGE 18

Administrator and transfer agent

The Fund pays AEFC for shareholder accounting and transfer agent services under two agreements. The first agreement, the Administrative Services Agreement, has a declining annual rate beginning at 0.03% and decreasing to 0.02% as assets increase. The second agreement, the Transfer Agency Agreement, has an annual fee of $20 per shareholder account.

Distributor

The Fund has an exclusive distribution agreement with American
Express Financial Advisors, a wholly owned subsidiary of AEFC.
Financial advisors representing American Express Financial Advisors provide information to investors about individual investment programs, the Fund and its operations, new account applications, and exchange and redemption requests.

Total expenses paid by the Fund in the year ended Dec. 31, 1996 were 0.__% of its average daily net assets.

Total fees and expenses (excluding taxes and brokerage commissions) cannot exceed the most restrictive applicable state expense limitation.

About American Express Financial Corporation

General information

The AEFC family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.

Besides managing investments for all publicly offered funds in the IDS MUTUAL FUND GROUP, AEFC also manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance
Company. Total assets under management on Dec. 31, 1996 were more than $__ billion.

American Express Financial Advisors serves individuals and businesses through its nationwide network of more than ___ offices and more than ____ advisors.

Other AEFC subsidiaries provide investment management and related services for pension, profit sharing, employee savings and endowment funds of businesses and institutions.

AEFC is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly owned subsidiary of American Express Company (American
Express), a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

The Fund may pay brokerage commissions to broker-dealer affiliates of AEFC.

PAGE 19
Appendix

1997 Federal Tax-Exempt and Taxable Equivalent Yield Calculation

These tables will help you determine your federal taxable yield equivalents for given rates of tax-exempt income.

[Federal tax tables to be inserted here in typeset by Accounting.]

PAGE 20











                                 STATEMENT OF ADDITIONAL INFORMATION

                                                 FOR

                                    IDS TAX-FREE MONEY FUND, INC.

                                          February 28, 1997

This Statement of Additional Information (SAI) is not a prospectus.
It should be read together with the prospectus and the financial statements contained in the Annual Report which may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN
55440-0534.

This SAI is dated Feb. 28, 1997, and it is to be used with the prospectus dated Feb. 28, 1997, and the Annual Report for the fiscal year ended Dec. 31, 1996.

PAGE 21
                                          TABLE OF CONTENTS

Goal and Investment Policies......................See Prospectus

Additional Investment Policies................................p.

Security Transactions.........................................p.

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation........................p.

Performance Information.......................................p.

Valuing Fund Shares...........................................p.

Investing in the Fund.........................................p.

Redeeming Shares..............................................p.

Pay-out Plans.................................................p.

Taxes.........................................................p.

Agreements....................................................p.

Organizational Information....................................p.

Board Members and Officers....................................p.

Custodian.....................................................p.

Independent Auditors..........................................p.

Financial Statements..............................See Annual Report

Prospectus....................................................p.

Appendix A:  Description of Bond and Note Ratings.............p.

Appendix B:  Description of Short-Term Taxable Securities
             and Repurchase Agreements........................p.

Appendix C:  Dollar-Cost Averaging............................p.

PAGE 22
ADDITIONAL INVESTMENT POLICIES

These are investment policies in addition to those presented in the prospectus. Unless holders of a majority of the outstanding voting securities agree to make the change the Fund will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has not borrowed in the past and has no present intention to borrow.

'Make cash loans. The Fund, however, does make investments in debt securities where the sellers agree to repurchase the securities at cost plus an agreed-upon interest rate within a specified time.

'Invest in voting securities, securities of investment companies or exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 5% of its total assets in securities whose issuer or guarantor of principal and interest has been in operation for less than three years.

'Pledge or mortgage its assets beyond 15% of total assets.

'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation. For purposes of this policy, the terms of a municipal security determine the issuer. In order to comply with revisions to Rule 2a-7, the Fund will observe the limitation on investment in a single issuer as to 100% of its portfolio.

'Buy on margin or sell short.

'Invest in real estate, but the Fund can invest in municipal bonds and notes secured by real estate or interests therein. For purposes of this policy, real estate includes real estate limited partnerships.

'Invest in commodities or commodity contracts.

'Lend Fund securities in excess of 30% of its net assets. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund gets the market price in cash, U.S. government securities, letters

PAGE 23
of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the investment manager believes the opportunity for additional income outweighs the risks.

Unless changed by the board, the Fund will not:

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the board, will consider the essential nature of the leased property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligations.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The quality of tax-exempt securities in which the Fund invests is valued according to the amortized cost method (see "Valuing Fund
Shares"). If the Fund should decide at some point it is no longer appropriate to value its portfolio according to amortized cost, then at least 80% of the value of the municipal bonds and municipal notes in the Fund's portfolio may be issued that have been rated at the time of purchase not lower than Baa or MIG-3 (applicable to municipal notes) by Moody's Investors Service, Inc. (Moody's), or
BBB by Standard & Poor's Corporation (S&P), or in the case of notes that have not been rated, will have been issued by an issuer having outstanding long-term debt securities rated not lower than Baa by Moody's or BBB by S&P. The balance of the portfolio may be in municipal bonds and notes that may be nonrated and may be issued by issuers whose other debt securities have not been rated. Such investments would be considered only when the Fund believes the financial condition of the issuers limited the risks to the Fund to a degree comparable to securities rated Baa or MIG-3 (or higher) by Moody's or BBB (or higher) by S&P. Any municipal bond or note that is guaranteed by the federal government will be regarded as having a rating of Aaa (Moody's) or AAA (S&P).

PAGE 24
In addition to considering ratings assigned by the ratings services in the selection of portfolio securities for the Fund, the Fund may consider, among other things, information concerning the financial history and condition of the issuer and its revenue and expense prospect and, in the case of revenue bonds, the financial history and condition of the source of revenue to service the bonds.

After a municipal bond or note has been purchased by the Fund, it may be assigned a lower rating or cease to be rated. Such an event would not require the elimination of the issue from the portfolio, but the Fund will consider such an event in determining whether the Fund should continue to hold the security in its portfolio.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The market in municipal bonds and notes is not comparable to the market in taxable money market instruments in terms of liquidity and stability of principal. This is because the market in municipal bonds and notes is not as broad, does not offer as much choice in maturities, and has fewer issuers.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

For a description of bond and note ratings, see Appendix A. For a description of short-term taxable securities and repurchase agreements, see Appendix B.

SECURITY TRANSACTIONS

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and most favorable execution except where otherwise authorized by the board.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund in the IDS MUTUAL FUND GROUP. AEFC carefully monitors compliance with its Code of Ethics.

Normally, the Fund's securities are traded on a "principal" rather than an "agency" basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

PAGE 25
Each investment decision made for the Fund is made independently from any decision made for another fund in the IDS MUTUAL FUND
GROUP or other account advised by AEFC or any AEFC subsidiary.
When the Fund buys or sells the same security as another fund or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may affect the price or volume purchased or sold by the Fund adversely, the Fund hopes to gain an overall advantage in execution.

The Fund acquired no securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities related activities during the year ended Dec. 31, 1996.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN
EXPRESS FINANCIAL CORPORATION

Affiliates of American Express Company (American Express) (of which
AEFC is a wholly owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the Fund's board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and
(ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

AEFC may direct brokerage to compensate an affiliate. AEFC will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. AEFC owns 100% of IDS Capital Holdings Inc. which in turn owns 40% of Sloan
Financial Group. New Africa Advisors will send research to AEFC and in turn AEFC will direct trades to a particular broker. The broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.

[No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.]

Information about brokerage commissions paid by the Fund for the last three fiscal years to brokers affiliated with AEFC is contained in the following table:

PAGE 26

                                    For the Fiscal Year Ended Dec. 31,
                                                    19                                19              19
                             Aggregate                        Percent of           Aggregate       Aggregate
                             Dollar                           Aggregate Dollar     Dollar          Dollar
                             Amount of        Percent of      Amount of            Amount of       Amount of
            Nature           Commissions      Aggregate       Transactions         Commissions     Commissions
            of               Paid to          Brokerage       Involving Payment    Paid to         Paid to
Broker      Affiliation      Broker           Commissions     of Commissions       Broker          Broker
                             $                       %                  %          $               $

(1)  Under common control with AEFC as a subsidiary of American
Express until May 31, 1994. [Lehman Brothers]
(2)  Wholly owned subsidiary of AEFC. [AEFA] [American Enterprise
Investment Services, Inc.]

PERFORMANCE INFORMATION

The Fund may quote various performance figures to illustrate past performance. An explanation of the methods used by the Fund to compute performance follows below.

Average annual total return

The Fund may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                            P(1+T)n = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
          ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

The Fund may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                               ERV - P
                                                  P

where:    P  =  a hypothetical initial payment of $1,000
        ERV  =  ending redeemable value of a hypothetical $1,000
                payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Annualized yield

The Fund calculates annualized simple and compound yields based on a seven-day period.

PAGE 27
The simple yield is calculated by determining the net change in the value of a hypothetical account having a balance of one share at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the return for the period, and multiplying that return by 365/7 to obtain an annualized figure. The value of the hypothetical account includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The Fund's yield does not include any realized or unrealized gains or losses.

The Fund calculates its compound yield according to the following formula:

Compound Yield = (return for seven-day period + 1)365/7 - 1

The Fund's simple annualized yield was ___% and its compound yield was ___% on Dec. 31, 1996. The Fund's simple yield was ___% and the compound yield was ___%, respectively on Dec. 31, 1996.

Yield, or rate of return, on Fund shares may fluctuate daily and does not provide a basis for determining future yields. However, it may be used as one element in assessing how the Fund is meeting its goal. When comparing an investment in the Fund with savings accounts and similar investment alternatives, you must consider that such alternatives often provide an agreed to or guaranteed fixed yield for a stated period of time, whereas the Fund's yield fluctuates. In comparing the yield of one money market fund to another, you should consider the Fund's investment policies, including the types of investments permitted.

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

VALUING FUND SHARES

The Fund values its securities as follows: All of the securities in the Fund's portfolio (including those readily marketable assets designated to cover commitments to buy when-issued securities) are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized capital gains or losses.

PAGE 28
The board has established procedures designed to stabilize the Fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the Fund's securities by the board, at intervals deemed appropriate by it, to determine whether the Fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The board must consider any deviation that appears and if it exceeds 0.5% it must determine what action, if any, needs to be taken. If the board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in other unfair consequences for such persons, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the Fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the Fund would be able to obtain a somewhat higher yield than he would get if portfolio valuation were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

The Exchange, AEFC and the Fund will be closed on the following holidays: New Year's Day, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day.

INVESTING IN THE FUND

The minimum purchase for directors, officers and employees of the Fund or AEFC and AEFC financial advisors is $1000 (except payroll deduction plans), with a minimum additional purchase of $25.

Systematic Investment Programs

After you make your initial investment of $2,000 or more, you can arrange to make additional payments of $100 or more on a regular basis. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly or semiannually. You are not obligated to make any payments. You can omit payments, or discontinue the investment program altogether. The Fund also can change the program or end it at any time. If there is no obligation, why do it? Putting money aside is an important part of financial planning. With a systematic investment program, you have a goal to work for.

PAGE 29
How does this work? When you send in your payment, your money is invested at the net asset value. Each purchase is a separate transaction. After each purchase your new shares will be added to your account. Shares bought through these programs are exactly the same as any other fund shares. They can be bought and sold at any time. A systematic investment program is not an option or an absolute right to buy shares.

For a discussion on dollar-cost averaging see appendix C.

Automatic Directed Dividends

Dividends, including capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP may be used to automatically purchase shares of the Fund. Dividends may be directed to existing accounts only. Dividends declared by the Fund are exchanged to this Fund the following day. Dividends can be exchanged into one Fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express
Trust Company acts as custodian;

Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse);

Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors
Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read its prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REDEEMING SHARES

You have a right to redeem your shares at any time. For an explanation of redemption procedures, please see the prospectus.

Drafts: Drafts should be requested by registered owners only. The number of signatures required for payment of a draft may vary by account ownership. Drafts should be used like checks, but should not be sent directly to the Minneapolis headquarters to be cashed. When the draft is accepted by the Fund through the banking system,

PAGE 30
shares will be redeemed from your account. In order to qualify for this service, all shares must be held in non-certificate form. If the account is not large enough to cover a draft, it will be dishonored and returned marked "insufficient funds." Drafts written on purchases made with non-guaranteed funds less than 10 days old will not be honored in most cases. The draft writing privilege may be modified or terminated at any time. It may not always be possible to give all shareholders advance notification of each change in the draft writing privilege.

Telephone Redemptions: Records maintained by AEFC will be binding on all parties. Neither AEFC nor the Fund will be liable for any loss, expense or damage arising in connection with telephone redemption requests. In order to qualify for this service, all shares must be held in non-certificate form.

The requesting registered owner must be prepared to provide sufficient information to enable AEFC to verify the authenticity of the call and to process the redemption request. All telephone calls will be recorded. Redemption requests received before the close of business (normally 3 p.m. Central time) will be processed the same day. For each redemption, a number of shares equal to the amount of the requested redemption will be redeemed. The following business day, the redemption proceeds will be mailed to the address of record or transmitted by Federal Reserve Wire to the bank account designated on the telephone authorization form, provided AEFC, the Fund, Norwest Bank Minneapolis and your bank are all open. At the present time there is no additional fee charged for the wire service, but if such a fee is imposed in the future, an additional number of shares will be redeemed to cover it.

The telephone redemption privilege may be modified or discontinued at any time. It may not always be possible to give all shareholders advance notice of each change in the procedures for telephone redemptions.

During an emergency, the board can suspend computation of the net asset value, stop accepting payments for purchase of shares or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

'The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

'Disposal of the Fund's securities is not reasonably practicable, or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

'The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

PAGE 31
The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in the prospectus. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash.

To start any of these plans, please write or call American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, 612-671-3733. Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you'll have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1:  Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose.
This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2:  Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

PAGE 32
Plan #3:  Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4:  Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in your account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

CAPITAL LOSS CARRYOVER

For federal income tax purposes, the Fund had capital loss carryover of $___________ at Dec. 31, 1996, that will expire as follows:

                199                      199


It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired.

TAXES

All distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period. For the fiscal year ended Dec. 31, 1996, ___% of the income distribution was designated as exempt from federal income taxes.

If you are a "substantial user" (or related person) of facilities financed by industrial development bonds, you should consult your tax advisor before investing. The income from such bonds may not be tax-exempt for you.

State law determines whether interest income on a particular municipal bond or note is tax-exempt for state tax purposes. It also determines the tax treatment of those bonds and notes when earned by a mutual fund and paid to the Fund's shareholders. The Fund will tell you the percentage of interest income from municipal bonds and notes it received during the year on a state-by-state basis. Your tax advisor should help you report this income for state tax purposes.

Under federal tax law and an election made by the Fund under federal tax regulations, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income

PAGE 33
through Dec. 31 and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Dec. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor for more complete information as to the application of federal, state and local income tax laws to Fund distributions.

AGREEMENTS

Investment Management Services Agreement

The Fund has an Investment Management Services Agreement with AEFC. AEFC is paid a fee based on the following schedule:

Group assets        Annual rate at
(billions)          each asset level

First $1.0              0.310%
Next   0.5              0.293
Next   0.5              0.275
Next   0.5              0.258
Over   2.5              0.240

On Dec. 31, 1996, the daily rate applied to the Fund's net assets was equal to 0.___% on an annual basis. The fee is calculated for each calendar day on the basis of the net assets of the Fund as of the close of business of the full business day, which is two business days prior to the day for which the calculation is being made. In the case of the suspension of the computation of the net asset value, the fee for each day shall be computed as of the close of business on the last full business day on which the net assets were computed.

The management fee is paid monthly. Under the agreement, the amount paid was $________ for the year ended Dec. 31, 1996, $427,876 for 1995, and $400,146 for 1994.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities of the Fund; and expenses properly payable by the Fund, approved by the board. Under the agreement, the Fund paid nonadvisory expenses of $________ for the year ended Dec. 31, 1996, $128,899 for 1995, and $157,268 for 1994.

PAGE 34
Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

     Assets          Annual rate
     (billions)      each asset level

     First $1.0      0.030%
     Next   0.50     0.027
     Next   0.50     0.025
     Next   0.50     0.022
     Over   2.5      0.020

On Dec. 31, 1996, the daily rate applied to the Fund's net assets was equal to 0.___% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $________ for the fiscal year ended Dec. 31, 1996.

Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with AEFC. This agreement governs AEFC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AEFC earns a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate of $20 per year and dividing by the number of days in the year. The fees paid to AEFC may be changed from time to time upon agreement of the parties without shareholder approval. Under the agreement, the Fund paid fees of $________ for the period year ended Dec. 31, 1996.

Distribution Agreement

For an explanation of the Fund's Distribution Agreement, please see your prospectus.

PAGE 35

Additional information about commissions and compensation for the last year is contained in the following table:
(1)           (2)             (3)             (4)           (5)
              Net             Compensation
Name of       Underwriting    on Redemption
Principal     Discounts and   and             Brokerage     Other
Underwriter   Commissions     Repurchases     Commissions   Compensation

AEFC             None          $_______       $________*    $________**

American
Express
Financial
Advisors      $__________        None            None          None

*For further information see "Brokerage Commissions Paid to Brokers Affiliated with AEFC."
**Distribution fees paid pursuant to the Plan and Agreement of Distribution.

Total fees and expenses

Total fees and nonadvisory expenses cannot exceed the most restrictive applicable state limitation. Currently, the most restrictive applicable state expense limitation, subject to exclusion of certain expenses, is 2.5% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million and 1.5% of average daily net assets over $100 million, on an annual basis. At the end of each month, if the fees and expenses of the Fund exceed this limitation for the Fund's fiscal year in progress, AEFC will assume all expenses in excess of the limitation. AEFC then may bill the Fund for such expenses in subsequent months up to the end of that fiscal year, but not after that date. No interest charges are assessed by AEFC for expenses it assumes. The Fund paid total fees and nonadvisory expenses of $________ for the fiscal year ended Dec. 31, 1996.

ORGANIZATIONAL INFORMATION

The Fund is a diversified, open-end management investment company, as defined in the Investment Company Act of 1940. Originally incorporated on Feb. 29, 1980 in Nevada, the Fund changed its state of incorporation on June 13, 1986 by merging into a Minnesota Corporation incorporated on April 7, 1986. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

BOARD MEMBERS AND OFFICERS

The following is a list of the Fund's board members who, except for Mr. Dudley, are also board members and officers of all other funds in the IDS MUTUAL FUND GROUP. Mr. Dudley is a board member of all IDS funds except the nine life funds. All shares have cumulative voting rights with respect to the election of board members.

PAGE 36
H. Brewster Atwater, Jr.

Born in 1931
4900 IDS Tower
Minneapolis, MN

Former chairman and chief executive officer, General Mills, Inc.
Director, Merck & Co., Inc. and Darden Restaurants, Inc.

Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc.,
Lockheed-Martin, the Interpublic Group of Companies, Inc.
(advertising), and FPL Group, Inc. (holding company for Florida
Power and Light).

William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Executive vice president and director of AEFC.

Robert F. Froehlke+
Born in 1922
1201 Yale Place
Minneapolis, MN

Former president of all funds in the IDS MUTUAL FUND GROUP. Director, the ICI Mutual Insurance Co., Institute for Defense Analyses, Marshall Erdman and Associates, Inc. (architectural engineering) and Public Oversight Board of the American Institute of Certified Public Accountants.

David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.
Previously, senior vice president, finance and chief financial officer of AEFC.

Heinz F. Hutter+'
Born in 1929
P.O. Box 2187
Minneapolis, MN

Former president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney and telecommunications consultant. Former partner, law firm of Sutherland, Asbill & Brennan. Director, Motorola, Inc. and C-Cor Electronics, Inc.

Melvin R. Laird
Born in 1922
Reader's Digest Association, Inc.
1730 Rhode Island Ave., N.W.
Washington, D.C.

Senior counsellor for national and international affairs, The Reader's Digest Association, Inc. Former nine-term congressman, secretary of defense and presidential counsellor. Director, Martin Marietta Corp., Metropolitan Life Insurance Co., The Reader's Digest Association, Inc., Science Applications International Corp., Wallace Reader's Digest Funds and Public Oversight Board (SEC Practice Section, American Institute of Certified Public Accountants).

William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN

President of all funds in the IDS MUTUAL FUND GROUP since June
1993.  Former vice chairman of the board, Cargill, Incorporated
(com   modity merchants and processors).

Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Former chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of
International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president and director of AEFC.

Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and retired chief executive officer, The
Valspar Corporation (paints).  Director, Bemis Corporation
(packaging), Donaldson Company (air cleaners & mufflers) and
General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund.
**Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Vice president-investments of all funds in the IDS MUTUAL FUND
GROUP.  Director and senior vice president-investments of AEFC.

Melinda S. Urion
Born in 1953
IDS Tower 10
Minneapolis, MN

Treasurer of all funds in the IDS MUTUAL FUND GROUP. Director, senior vice president and chief financial officer of AEFC.
Director and executive vice president and controller of IDS Life
Insurance Company.

Members of the board who are not officers of the Fund or AEFC receive an annual fee of $100 and the chair of the Contracts Committee receives an additional $90. Board members receive a $50 per day attendance fee for board meetings. The attendance fee for meetings of the contracts and Investment Review Committees is $50; for meetings of the Audit Committee $25 and for traveling from out-of-state $8. Expenses for attending meetings are reimbursed.

During the fiscal year ended Dec. 31, 1996, the members of the board, for attending up to __ meetings, received the following compensation:

                                         Compensation Table
                                   Pension or       Estimated
                    Aggregate      Retirement       annual        Total cash
                    compensation   benefits         benefit       compensation
                    from the       accrued as       upon          from the IDS
Board member        Fund           Fund expenses*   retirement    MUTUAL FUND GROUP
                    $              $                $             $

On Dec. 31, 1996, the Fund's board members and officers as a group owned less than 1% of the outstanding shares. During the fiscal year ended Dec. 31, 1996, no board member or officer earned more than $60,000 from this Fund. All board members and officers as a group earned $________, including $________ of retirement plan benefits, from this Fund.

*The Fund had a retirement plan for its independent board members. The plan was terminated April 30, 1996.

PRINCIPAL HOLDERS OF SECURITIES

As of Dec. 31, 1996, ________ held ____ % of Fund shares.

CUSTODIAN

The Fund's securities and cash are held by First Bank National Association, 180 E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

PAGE 40
INDEPENDENT AUDITORS

The financial statements contained in the Annual Report to shareholders for the fiscal year ended Dec. 31, 1996, were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

FINANCIAL STATEMENTS

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the 1996 Annual Report to shareholders, pursuant to Section 30(d) of the Investment Company Act of 1940, as amended, are hereby incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference.

PROSPECTUS

The prospectus for IDS Tax-Free Money Fund dated Feb. 28, 1997, is hereby incorporated in this SAI by reference.

PAGE 41
APPENDIX A

DESCRIPTION OF BOND AND NOTE RATINGS

These ratings concern the quality of the issuing corporation. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change which could affect its price.

The four highest ratings by Moody's Investors Service, Inc. are Aaa, Aa, A and Baa.

Bonds rated:

Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

The four highest ratings by Standard & Poor's Corporation are AAA,
AA, A, and BBB.

AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

PAGE 42
A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Moody's ratings for tax-exempt notes are designated "MIG" (Moody's Investment Grade). Notes rated MIG-1 are of the best quality, enjoying strong protection from established cash flows or funds for their servicing or from established and broad-based access to the market for refinancing, or both.

Notes rated MIG-2 are of high quality, with margins of protection ample, although not so large as in the preceding group.

Notes rated MIG-3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

Standard & Poor's rating SP-1 on tax-exempt notes indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

PAGE 43
APPENDIX B

DESCRIPTION OF SHORT-TERM TAXABLE SECURITIES AND REPURCHASE
AGREEMENTS

Depending on market conditions, a portion of the Fund's investments may be invested in short-term taxable securities. These include:

(1) Obligations of the U.S. government, its agencies and instrumentalities that result principally from lending programs of the U.S. government;

(2) U.S. Treasury bills with maturities up to one year. The difference between the purchase price and the maturity value or resale price is the interest income to the Fund;

(3) Certificates of deposit or receipts with fixed interest rates issued by banks in exchange for deposit of funds;

(4) Bankers' acceptances arising from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions;

(5) Letters of credit, which are short-term notes issued in bearer form with a bank letter of credit obligating the bank to pay the bearer the amount of the note;

(6) Commercial paper rated in the two highest grades by Standard & Poor's or Moody's. Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large well-known corporations and finance companies. These ratings reflect a review of management, economic evaluation of the industry competition, liquidity, long-term debt and ten-year earning trends:

Standard & Poor's Rating A-1 indicates that the degree of safety regarding timely repayment is either overwhelming or very strong.

Standard & Poor's Rating A-2 indicates that capacity for timely payment on issues with this designation is strong.

Moody's Rating Prime-1 (P-1) indicates a superior capacity for repayment of short-term promissory obligations.

Moody's Rating Prime-2 (P-2) indicates a strong capacity for repayment of short-term promissory obligations.

(7) Repurchase agreements involving acquisition of securities by the Fund with a concurrent agreement by the seller, usually a bank or securities dealer, to reacquire the securities at cost plus interest within a specified time. From this investment, the Fund receives a fixed rate of return that is insulated from market rate changes while it holds the security.

PAGE 44
(8) Variable rate demand notes (VRDNs), whose terms provide (1) the Fund is unconditionally entitled to obtain the amount due upon notice of seven days or less or at specified intervals not exceeding one year upon no more than seven days' notice, and (2) the interest rate provisions will be such that the instrument will have a current market value approximately equal to its face amount. The Fund will invest only in VRDNs that are in the top two ratings by a major rating service or are of comparable quality as determined by the board of directors. The required liquidity may be provided by a bank letter of credit, in which event the quality and liquidity of the issue may be determined by reference to the bank's creditworthiness.

PAGE 45
APPENDIX C

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares in a fund to meet long-term goals.

Dollar-cost averaging

___________________________________________________________________
Regular             Market Price            Shares
Investment          of a Share              Acquired
 $100                $6.00                    16.7
  100                 4.00                    25.0
  100                 4.00                    25.0
  100                 6.00                    16.7
  100                 5.00                    20.0
 $500               $25.00                   103.4

Average market price of a share over 5 periods:
$5.00 ($25.00 divided by 5).
The average price you paid for each share:
$4.84 ($500 divided by 103.4).

PAGE 46
PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

(a) Registrant's semiannual report to shareholders filed electronically pursuant to section 270.30d-1 with the commission on or about Aug. 23, 1996, is incorporated herein by reference.

(b)    EXHIBITS

 1. Copy of Articles of Incorporation as amended October 17, 1988, filed electronically as Exhibit 1 to Post-Effective Amendment No. 14 to Registration Statement No. 2-66868, is incorporated herein by reference.

 2. Copy of By-laws as amended January 12, 1989, filed electronically as Exhibit 2 to Post-Effective Amendment No. 16 to Registration Statement No. 2-66868, is incorporated herein by reference.

 3.    Not Applicable.

 4. Copy of Stock certificate, filed as Exhibit 4 to Registrant's Registration Statement No. 2-66868, is incorporated herein by reference.

 5.    Copy of Investment Management Services Agreement between
       Registrant and American Express Financial Corporation dated March 20, 1995, is filed electronically herewith.

 6. Copy of Distribution Agreement between Registrant and American Express Financial Advisors Inc. dated March 20, 1995, is filed electronically herewith.

 7. All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The
       Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

 8.    Copy of Custodian Agreement between Registrant and First
       National Bank of Minneapolis, dated November 1, 1988, is filed electronically herewith.

 9.    (a) Copy of Plan and Agreement of Merger, dated April 10,
       1986, filed electronically as Exhibit 9(a) to Post-Effective Amendment No. 14 to Registration Statement No. 2-66868, is incorporated herein by reference.

       (b) Copy of License Agreement, dated January 25, 1988, between the Registrant and IDS Financial Corporation, filed electronically as Exhibit 9(c) to Post-Effective Amendment No. 16 to Registration Statement No. 2-66868, is incorporated herein by reference.

PAGE 47
       (c) Copy of Transfer Agency Agreement between Registrant and American Express Financial Corporation dated March 20, 1995, is filed electronically herewith.

       (d) Copy of Administrative Services Agreement between
       Registrant and American Express Financial Corporation dated March 20, 1995, is filed electronically herewith.

10. Opinion and consent of counsel as to the legality of the securities being registered is filed with Registrant's most recent 24f-2 Notice.

11.    Not applicable.

12.    None.

13.    Not applicable.

14. Forms of Keogh, IRA and other retirement plans, filed as Exhibits 14(a) through 14(n) to IDS Growth Fund, Inc., Post-Effective Amendment No. 34 to Registration Statement No. 2-38355, are incorporated herein by reference.

15. Copy of Plan and Supplemental Agreement of Distribution between Registrant and IDS Financial Corporation dated January 1, 1987, filed electronically as Exhibit 15 to Post-Effective Amendment No. 13 to Registration Statement No. 2-66868, is incorporated herein by reference.

16.    Not applicable.

17.    Not applicable.

18. (a) Directors' Power of Attorney to sign amendments to this Registration Statement dated November 10, 1994 filed electronically as Exhibit 18(a) to Post-Effective Amendment No. 26 to Registration Statement No. 2-66868, is incorporated herein by reference.

       (b) Officers' Power of Attorney to sign amendments to this Registration Statement dated November 1, 1995 filed electronically as Exhibit 18(b) to Registrant's Post-Effective Amendment No. 28, is incorporated herein by reference.

Item 25.       Persons Controlled by or Under Common Control with
               Registrant

               None

PAGE 48
Item 26.       Number of Holders of Securities

             (1)                          (2)
                                    Number of Record
                                      Holders as of
       Title of Class                 Dec. 4, 1996

        Common Stock                      8,013

Item 27.  Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment
Company Act of 1940.

PAGE 1
Item 29(c).  Not applicable.

Item 30.     Location of Accounts and Records

             American Express Financial Corporation
             IDS Tower 10
             Minneapolis, MN  55440

Item 31.     Management Services

             Not Applicable.

Item 32.     Undertakings

             (a)  Not Applicable.
             (b)  Not Applicable.
             (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

PAGE 49
                                             SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDS Tax-Free Money Fund, Inc., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and the State of Minnesota on the 16th day of December, 1996.


IDS TAX-FREE MONEY FUND, INC.


By /s/ William R. Pearce**
       William R. Pearce, President



By /s/ Melinda S. Urion
       Melinda S. Urion, Treasurer



Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 16th day of December, 1996.

Signatures                             Capacity

/s/   William R. Pearce*               President, Chief
      William R. Pearce                Executive Officer and
                                       Director

      H. Brewster Atwater, Jr.

/s/   Lynne V. Cheney*
      Lynne V. Cheney                  Director

/s/   William H. Dudley*               Director
      William H. Dudley

/s/   Robert F. Froehlke*              Director
      Robert F. Froehlke

/s/   David R. Hubers*                 Director
      David R. Hubers

/s/   Heinz F. Hutter*                 Director
      Heinz F. Hutter

/s/   Anne P. Jones*                   Director
      Anne P. Jones

PAGE 50
Signatures                             Capacity

/s/   Melvin R. Laird*                 Director
      Melvin R. Laird

/s/   Edson W. Spencer*                Director
      Edson W. Spencer

/s/   John R. Thomas*                  Director
      John R. Thomas

/s/   Wheelock Whitney*                Director
      Wheelock Whitney

/s/   C. Angus Wurtele*
      C. Angus Wurtele                 Director

* Signed pursuant to Directors' Power of Attorney dated November
10, 1994, filed electronically as Exhibit 18(a) to Post-Effective
Amendment No. 26 to Registration Statement No. 2-66868, by:


_______________________________
Leslie L. Ogg

** Signed pursuant to Officers' Power of Attorney dated November 1, 1995, filed electronically as Exhibit 18(b) to Post-Effective
Amendment No. 28 to Registration Statement No. 2-66868, by:


_______________________________
Leslie L. Ogg

PAGE 51
CONTENTS OF THIS
POST-EFFECTIVE AMENDMENT NO. 29
TO REGISTRATION STATEMENT NO. 2-66868

This post-effective amendment comprises the following papers and documents:

The facing sheet.

The cross reference sheet.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

Part C.

     Other Information.

The signatures.

Exhibits.